APPROVAL OF THE FINANCIAL STATEMENT	12 Months Ended
Dec. 31, 2021
APPROVAL OF THE FINANCIAL STATEMENT
APPROVAL OF THE FINANCIAL STATEMENT	46 APPROVAL OF THE FINANCIAL STATEMENT The financial statements were approved and authorised for issue by the Board of Directors on April 22, 2022.